Investment Strategy - Summitry Equity Fund	Jun. 01, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund invests primarily in common stocks that in the opinion of the Fund’s adviser, Summitry LLC, (the “Adviser”) appear to be temporarily undervalued by the market. The Adviser focuses on businesses that have strong cash flow, solid balance sheets, a history of consistent profitability, high return on capital, and the capacity to pay and regularly increase dividends. Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowing for investment purposes) in equity securities.

The Adviser considers a security to be temporarily undervalued if the security’s intrinsic value as assessed by the Adviser’s proprietary “Equity Research and Portfolio Implementation Process,” is significantly greater than the range in which the security is trading in the securities markets. In order to implement this strategy, the Adviser will focus on large capitalization global businesses, pay strict attention to the valuation of each business, and invest for the long-term.

The Adviser will select portfolio securities after a security has passed through its “Equity Research and Portfolio Implementation Process.” Typically, this process begins with quantitative screens or other idea sources that narrow the initial universe of stocks based on market capitalization, valuation metrics, return metrics, growth characteristics and financial strength.

Equity securities in which the Fund may invest include common stocks and common stock equivalents (such as rights or warrants, which give the Fund the ability to purchase the common stock, and convertible securities, which are securities that are convertible into the common stock), real estate investment trusts (“REITs”), and shares of other investment companies (including open-end and closed-end funds and exchange-traded funds (“ETFs”)) whose portfolios primarily consist of equity securities. The Fund also may invest in foreign companies, either directly or through American Depositary Receipts (“ADRs”), which are receipts issued by U.S. banks for shares of a foreign corporation that entitle the holder to dividends and capital gains on the underlying security. The Fund may invest up to 20% of its net assets in cash and other cash equivalents.

Overpriced securities and those with deteriorating fundamentals that cannot support the current valuation of the security are candidates for sale.